-----------------------------------------------------
                                  SMITH BARNEY
                              CALIFORNIA MUNICIPALS
                                   FUND INC.
              -----------------------------------------------------

              CLASSIC SERIES | SEMI-ANNUAL REPORT | AUGUST 31, 2000

                               [GRAPHIC OMITTED]

                [LOGO] Smith Barney
                       Mutual Funds

                Your Serious Money. Professionally Managed.(SM)

             -------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
             -------------------------------------------------------

                                           [LOGO] Classic Series

JOSEPH P. DEANE          [PHOTO OMITTED]
PORTFOLIO MANAGER

                                            Semi-Annual Report o August 31, 2000

                                            SMITH BARNEY CALIFORNIA
                                            MUNICIPALS FUND INC.

--------------------------------------------------------------------------------
JOSEPH P. DEANE
--------------------------------------------------------------------------------

Joseph P. Deane has more than 30 years of securities business experience and has managed the Fund since its inception.

Education: BA in History from Iona College

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide California investors with as high a level of current income exempt from federal income taxes and California state personal income taxes as is consistent with prudent investment management and the preservation of capital.* The Fund invests at least 80% of its net assets in California municipal securities. California municipal securities include securities issued by the state of California and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest that is exempt from California personal income taxes.

----------
* Please note a portion of the income from the Fund may be subject to the Alternative Minimum Tax ("AMT").

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

FUND INCEPTION
--------------------------------------------------------------------------------
April 9, 1984

MANAGER TENURE
--------------------------------------------------------------------------------
16 Years

MANAGER INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
30 Years

                                       CLASS A         CLASS B          CLASS L
--------------------------------------------------------------------------------
NASDAQ                                  SHRCX           SCABX           SCACX
INCEPTION                              4/9/84          11/6/92         11/14/94
--------------------------------------------------------------------------------

Average Annual Total Returns as of August 31, 2000

                                                 Without Sales Charges(1)

                                         Class A         Class B         Class L
--------------------------------------------------------------------------------
Six Months+                                9.47%           9.12%          9.17%
--------------------------------------------------------------------------------
One-Year                                   8.08            7.50           7.46
--------------------------------------------------------------------------------
Five-Year                                  6.61            6.07           6.01
--------------------------------------------------------------------------------
Ten-Year                                   7.56             N/A            N/A
--------------------------------------------------------------------------------
Since Inception++                          8.33            6.62           8.06
--------------------------------------------------------------------------------

                                                  With Sales Charges(2)

                                         Class A         Class B         Class L
--------------------------------------------------------------------------------
Six Months+                                5.07%           4.62%          7.11%
--------------------------------------------------------------------------------
One-Year                                   3.77            3.00           5.38
--------------------------------------------------------------------------------
Five-Year                                  5.73            5.91           5.79
--------------------------------------------------------------------------------
Ten-Year                                   7.12             N/A            N/A
--------------------------------------------------------------------------------
Since Inception++                          8.06            6.62           7.88
--------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of all applicable sales charges with respect to Class A and L shares of the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charge of 4.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase. All classes of shares are not available through all investment professionals, you should contact your investment professionals for further information.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class A, B and L shares are April 9, 1984, November 6, 1992 and November 14, 1994, respectively.

--------------------------------------------------------------------------------

What's Inside

A Message from the Chairman .............................................      1

Letter from the Portfolio Manager .......................................      2

Historical Performance ..................................................      5

Smith Barney California Municipals Fund Inc. at a Glance ................      8

Schedule of Investments .................................................      9

Bond Ratings ............................................................     19

Statement of Assets and Liabilities .....................................     21

Statement of Operations .................................................     22

Statements of Changes in Net Assets .....................................     23

Notes to Financial Statements ...........................................     24

Financial Highlights ....................................................     28

[LOGO] Smith Barney
       Mutual Funds

Your Serious Money. Professionally Managed.(SM)

  ----------------------------------------------------------------------------
  Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
  ----------------------------------------------------------------------------

--------------------------------------------------------------------------------
A Message from the Chairman
--------------------------------------------------------------------------------

[PHOTO OMITTED]
HEATH B. MCLENDON

Chairman

Dear Shareholder:

The new millennium, so far, has been marked by higher volatility and concerns that the bull market in stocks may be running out of steam. At SSB Citi Fund Management LLC ("SSB Citi"), we have instituted many positive changes, with the ultimate goal of offering our investors a well-rounded menu of stock and bond funds that can be tailored to a wide range of investment objectives. Through the course of the year, we have announced plans to rebrand and merge our Citi Funds and Concert offerings to bring these funds under one recognized fund family brand--Smith Barney Mutual Funds.

We believe that your serious money demands professional management. Since 1937, Smith Barney has managed the serious money of individuals, their families and their businesses. Today, with over $399 billion in assets under management,(1) SSB Citi offers choices and solutions, uniting the distinguished history of Smith Barney with the global reach of its parent, Citigroup.

The Smith Barney family of funds is a complex with a 60-year history of investment expertise. In addition, Smith Barney is currently conducting an extensive advertising campaign, highlighting a selection of the most popular Smith Barney Mutual Funds and the investment professionals who manage them.

With economic growth robust, interest rates stable and inflationary pressures apparently in check, many investors may not feel compelled to alter their portfolio mixes. Yet, when times are good, it may be prudent for investors to consider adding a bond fund to their investment plan to cushion the effects of stock market volatility and gain additional income potential.

For those of you who are new shareholders, I would like to extend a warm welcome to you on behalf of everyone here at SSB Citi. The Smith Barney California Municipals Fund Inc. ("Fund") seeks to provide California investors with as high a level of tax-exempt income(2) consistent with prudent investment management and the preservation of capital. Portfolio manager Joe P. Deane and his investment team carefully select securities for the Fund's portfolio by identifying undervalued sectors and individual securities, while also selecting securities they believe may benefit from changes in market conditions. Joe and his investment team aim to preserve the Fund's assets when the markets are down and generate gains in the Fund's portfolio during rising markets.

When you invest with SSB Citi you can do so with the confidence that your interests come first, your investment success is paramount and that the ultimate in resources is being committed to your financial success.

Thank you for your confidence in our investment management approach.

Sincerely,


/s/ Heath B. McLendon

Heath B. McLendon
Chairman

September 12, 2000

----------
(1) As of August 31, 2000. This figure represents retail, institutional money and separate accounts.

(2) Please note a portion of the income from the Fund may be subject to the Alternative Minimum Tax ("AMT").


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                   1

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney California Municipals Fund Inc. ("Fund") for the period ended August 31, 2000. In this report we have summarized the period's prevailing economic and market conditions and outlined our investment strategy. The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice.

Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 9 through 18 for a complete list and percentage breakdown of the Fund's holdings. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. Also, please note any discussion of the Fund's holdings is as of August 31, 2000 and is subject to change. We hope you find this report to be useful and informative.

Performance Update

For the six months ended August 31, 2000, the Fund's Class A shares, without and with sales charges, returned 9.47% and 5.07%, respectively. In comparison, the Lehman Brothers Municipal Bond Index ("Lehman Index")(1) returned 6.79% for the same period.

Municipal Bond Market Update

The municipal bond market had little reaction to the Federal Reserve Board's ("Fed's") decision to keep interest rates steady or to its view that risk in the economy is weighted toward inflation. In our opinion, the bond market is still pricing in anticipation of any possible Fed tightening by the end of the year. However, we expect monetary policy to remain steady throughout 2000 and we would not be surprised if the Fed were to shift to a more neutral stance before year-end.

We also believe the Fed is likely to remain apolitical as the 2000 presidential election nears. A critical point, which is often overlooked by many investors, is that Fed monetary policy adjustments often take time to be absorbed into the general economy. The Fed has tightened 175 basis points(2) since June 1999 and the recent rallies we have seen in the bond market are a result of changes enacted since the Fed began raising interest rates.

Since the last Fed tightening on May 16, 2000, most sectors of the bond market have begun to improve relative to U.S. Treasuries, following the recent rise of their yields to high relative levels. While the decline in yields may mean that bargains in the market may be more difficult to find, the good news is that bond performance for the most part has improved. And with improved performance, we have seen improved market psychology, which, in turn, may reduce risks going forward. (Of course, no guarantees can be given that our expectations will be met.)

After accelerating sharply through the early months of 2000, global economic growth appears to be peaking. Interest rate increases by the Fed have moderated the U.S. expansion, but the tightening cycle may not be complete. Fed Chairman Alan Greenspan has stated openly that he doubts whether economic growth needs to slow markedly below potential in order to keep inflation low, but the matter remains a key subject of debate at the Fed. In any case, among bond market pundits, news of an economic slowdown typically calms fears of rising inflation and fosters positive feelings regarding the future direction of bond prices.

In addition, a vibrant national economy has produced large cash surpluses in many states and municipalities, causing general improvement in the credit quality of

----------
(1) The Lehman Index is a broad-based unmanaged index of municipal bonds. Please note that an investor cannot invest directly in an index.

(2)   A basis point is 0.01% or one one-hundredth of a percent.


--------------------------------------------------------------------------------
2                                        2000 Semi-Annual Report to Shareholders
municipal securities and giving some additional comfort to investors regarding the creditworthiness of the securities they own.

Under current market conditions, demand for bonds is fairly constant, so reduced supply provides support to market prices. As a result, during these times of rapid interest rate movements, much of the price volatility experienced in other areas of the bond market and which many investors find so unsettling, is smoothed in the municipal bond market.

Municipal bond prices in general have been very firm lately: since late May, a triple "A" 10-year municipal index has experienced price improvement (and yield decline) of 50 basis points or more. Demand in the municipal bond market has been steadily increasing as recent volatility in the stock market has undoubtedly led some investors to rethink their portfolio mix and to establish or augment their bond positions.

California Economic Highlights(3)

California, the seventh largest economy in the world, continues to expand. The Golden State's economy, previously dominated by defense-related companies, is now a leader in many global industry growth sectors of the 21st century, such as high technology.

California's financial resources are extensive, as shown by the fact that approximately 40% of all U.S. venture capital is found in California. In addition, California presently receives more foreign direct investment than any other U.S. state and is also the largest exporting state in the nation, generating nearly $107 billion in export sales in 1999.

We think the growth of new technologies, particularly in e-commerce, is largely responsible for the rapid expansion of California's economy during the last few years. Although it is home to several well-known technology companies, there are also many small companies based in California that have contributed significantly to the state's economic boom.

California's economic resurgence, driven mainly by the growth of new, more diversified industries, should continue to effectively put it on a more solid financial footing. In our view, California should remain a competitive economic force for many years to come due in large part to its strong employment growth, rising real estate values and an annual state Gross Domestic Product ("GDP")(4) of more than $1 trillion.

Investment Strategy

As previously noted, the Fund seeks to provide California investors with as high a level of current income exempt from federal income taxes and California state personal income tax as is consistent with conservative investment management and preservation of capital.(5)

During the past year, the Fund focused on water and sewer bonds (20.2%), hospital bonds (15.3%) and escrowed to maturity bonds (7.7%) because we believe they offered good relative values. In addition, as of August 31, 2000, 98.6% of the Fund's holdings were rated investment-grade,(6) with 65.4% of the Fund invested in AAA bonds, the highest possible rating.

The Fund's investment strategy going forward will be three-fold:

      o To lengthen maturities in the portfolio to take advantage of the inexpensive valuations of municipal bonds relative to U.S. Treasuries;

      o     To focus on investing in high-grade issues; and

      o To invest in discount paper, as this is where we believe we can obtain the best values.

----------
(3) Sources: Fitch IBCA, Inc., Duff & Phelps Securities LLC and the State of California.

(4) GDP is the market value of the goods and services produced by labor and property in the U.S. GDP is comprised of consumer and government purchases, private domestic investments and net exports of goods and services.

(5) Please note that a portion of the Fund's income may be subject to the Alternative Minimum Tax ("AMT").

(6) Investment-grade bonds are those rated Aaa, Aa, A and Baa by Moody's Investors Service, Inc. or AAA, AA, A and BBB by Standard & Poor's Ratings Service, or that have an equivalent rating by any nationally recognized statistical rating organization, or are determined by the manager to be of equivalent quality.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                   3

Another goal is to sell off some of our shorter-term maturities that were defensive and stretch out longer on the yield curve.(7) We see the best opportunity for potential reward right now at the long end of the yield curve.

Municipal Bond Market Outlook

We believe that demand for municipal bonds may remain strong based on economic issues related to the political campaign. One of the main topics is how the various candidates would spend the significant federal government surplus. The Congressional Budget Office's baseline projections show surpluses rising from $232 billion in 2000 to $685 billion in 2010. The total budget surplus over ten years is projected to be about $4.6 trillion.

In our opinion, a number of factors bode well for the municipal bond market. The new issue market is expected to shrink this year, boosting demand for bonds currently outstanding and enhancing interest for the roughly $175 billion of new municipal bonds expected to be issued in 2000. Given the thinly traded market and lack of liquidity that currently exist, we believe that any positive catalyst, such as an increase in issue volume, may give the market much needed momentum.

Fiscal trends are another major plus. During past economic downturns, some municipal issuers facing declining tax receipts were hard-pressed to repay their bond obligations. Today, many state and local governments boast budget surpluses. We believe these surpluses indicate that some investors may feel more comfortable owning municipal bonds, even in a downturn. Lastly, recent narrowing of spreads in the taxable market has made other fixed-income alternatives less attractive. All of these trends help to explain why we remain optimistic about the prospects for the municipal bond market in the months ahead.

Thank you for investing in the Smith Barney California Municipals Fund Inc. We look forward to continuing to help you pursue your financial goals in the future.

Sincerely,


/s/ Joseph P. Deane

Joseph P. Deane
Vice President and
Investment Officer

September 12, 2000

----------
(7) The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.


--------------------------------------------------------------------------------
4                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                Net Asset Value
                          --------------------------
                          Beginning            End         Income        Capital Gain         Return          Total
Period Ended              of Period         of Period     Dividends      Distributions      of Capital      Returns(1)
======================================================================================================================
8/31/00                     $15.28            $16.32        $0.39            $0.00             $0.00           9.47%+
----------------------------------------------------------------------------------------------------------------------
2/29/00                      16.93             15.28         0.76             0.00              0.00          (5.36)
----------------------------------------------------------------------------------------------------------------------
2/28/99                      16.99             16.93         0.80             0.10              0.00           5.02
----------------------------------------------------------------------------------------------------------------------
2/28/98                      16.26             16.99         0.84             0.23              0.00          11.44
----------------------------------------------------------------------------------------------------------------------
2/28/97                      16.31             16.26         0.85             0.20              0.00           6.37
----------------------------------------------------------------------------------------------------------------------
2/29/96                      15.40             16.31         0.84             0.03              0.00          11.93
----------------------------------------------------------------------------------------------------------------------
2/28/95                      16.15             15.40         0.89             0.19              0.00           2.46
----------------------------------------------------------------------------------------------------------------------
2/28/94                      16.70             16.15         0.84             0.65              0.00           5.92
----------------------------------------------------------------------------------------------------------------------
2/28/93                      15.78             16.70         0.97             0.29              0.04          14.76
----------------------------------------------------------------------------------------------------------------------
2/29/92                      15.66             15.78         1.05             0.27              0.00           9.50
----------------------------------------------------------------------------------------------------------------------
2/28/91                      15.61             15.66         1.07             0.12              0.00           8.29
======================================================================================================================
  Total                                                     $9.30            $2.08             $0.04
======================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                Net Asset Value
                          --------------------------
                          Beginning            End         Income        Capital Gain         Return          Total
Period Ended              of Period         of Period     Dividends      Distributions      of Capital      Returns(1)
======================================================================================================================
8/31/00                     $15.28            $16.31        $0.35            $0.00             $0.00           9.12%+
---------------------------------------------------------------------------------------------------------------------
2/29/00                      16.93             15.28         0.67             0.00              0.00          (5.87)
----------------------------------------------------------------------------------------------------------------------
2/28/99                      16.98             16.93         0.71             0.10              0.00           4.56
----------------------------------------------------------------------------------------------------------------------
2/28/98                      16.25             16.98         0.76             0.23              0.00          10.88
----------------------------------------------------------------------------------------------------------------------
2/28/97                      16.32             16.25         0.77             0.20              0.00           5.73
----------------------------------------------------------------------------------------------------------------------
2/29/96                      15.40             16.32         0.76             0.03              0.00          11.39
----------------------------------------------------------------------------------------------------------------------
2/28/95                      16.15             15.40         0.80             0.19              0.00           1.89
----------------------------------------------------------------------------------------------------------------------
2/28/94                      16.70             16.15         0.76             0.65              0.00           5.40
----------------------------------------------------------------------------------------------------------------------
Inception* -- 2/28/93        15.84             16.70         0.28             0.29              0.01           9.27+
======================================================================================================================
  Total                                                     $5.86            $1.69             $0.01
======================================================================================================================


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                   5

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                                Net Asset Value
                          --------------------------
                          Beginning            End         Income        Capital Gain         Return          Total
Period Ended              of Period         of Period     Dividends      Distributions      of Capital      Returns(1)
======================================================================================================================
8/31/00                    $15.26             $16.30        $0.34            $0.00             $0.00           9.17%+
----------------------------------------------------------------------------------------------------------------------
2/29/00                     16.91              15.26         0.66             0.00              0.00          (5.92)
----------------------------------------------------------------------------------------------------------------------
2/28/99                     16.97              16.91         0.70             0.10              0.00           4.45
----------------------------------------------------------------------------------------------------------------------
2/28/98                     16.24              16.97         0.75             0.23              0.00          10.83
----------------------------------------------------------------------------------------------------------------------
2/28/97                     16.31              16.24         0.77             0.20              0.00           5.68
----------------------------------------------------------------------------------------------------------------------
2/29/96                     15.40              16.31         0.76             0.03              0.00          11.30
----------------------------------------------------------------------------------------------------------------------
Inception* -- 2/28/95       14.19              15.40         0.23             0.19              0.00          11.72+
======================================================================================================================
  Total                                                     $4.21            $0.75             $0.00
======================================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                                 Without Sales Charges(1)
                                        ----------------------------------------
                                        Class A         Class B          Class L
================================================================================
Six Months Ended 8/31/00+                 9.47%           9.12%           9.17%
--------------------------------------------------------------------------------
Year Ended 8/31/00                        8.08            7.50            7.46
--------------------------------------------------------------------------------
Five Years Ended 8/31/00                  6.61            6.07            6.01
--------------------------------------------------------------------------------
Ten Years Ended 8/31/00                   7.56             N/A             N/A
--------------------------------------------------------------------------------
Inception* through 8/31/00                8.33            6.62            8.06
================================================================================

                                                 With Sales Charges(2)
                                        ----------------------------------------
                                        Class A         Class B          Class L
================================================================================
Six Months Ended 8/31/00+                 5.07%           4.62%           7.11%
--------------------------------------------------------------------------------
Year Ended 8/31/00                        3.77            3.00            5.38
--------------------------------------------------------------------------------
Five Years Ended 8/31/00                  5.73            5.91            5.79
--------------------------------------------------------------------------------
Ten Years Ended 8/31/00                   7.12             N/A             N/A
--------------------------------------------------------------------------------
Inception* through 8/31/00                8.06            6.62            7.88
================================================================================


--------------------------------------------------------------------------------
6                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                        Without Sales Charges(1)
================================================================================
Class A (8/31/90 through 8/31/00)                               107.25%
--------------------------------------------------------------------------------
Class B (Inception* through 8/31/00)                             65.10
--------------------------------------------------------------------------------
Class L (Inception* through 8/31/00)                             56.76
================================================================================
(1) Assumes reinvestment of all dividend and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividend and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase, this CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* Inception dates for Class A, B and L shares are April 9, 1984, November 6, 1992 and November 14, 1994, respectively.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                   7

--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc. at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A Shares of the Smith Barney California Municipals Fund Inc. vs. the Lehman Brothers Municipal Bond Index and the Lipper California Municipal Debt Fund Average+
--------------------------------------------------------------------------------

                           August 1990 -- August 2000

[The following table was depicted as a mountain graph in the printed material.]

                   Smith Barney           Lehman Brothers   Lipper California
               California Municipals         Municipal        Municipal Debt
                    Fund Inc.               Bond Index         Fund Average
               ---------------------      ---------------   -----------------

Aug\1990               10000                  10000              10000
Feb\1991               10229                  10670              10624
Feb\1992               11211                  11736              11636
Feb\1993               12866                  13351              13264
Feb\1994               13406                  14091              13995
Feb\1995               13735                  14356              14029
Feb\1996               15426                  15942              15486
Feb\1997               16409                  16820              16233
Feb\1998               18286                  18359              17757
Feb\1999               19204                  19573              18726
Feb\2000               18175                  19166              17186
Aug\2000               19896                  20468              18560

+ Hypothetical illustration of $10,000 invested in Class A shares on August 31, 1990, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through August 31, 2000. The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last 5 years, having a minimum credit rating of at least Baa and a maturity of at least 2 years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The Lipper California Municipal Debt Fund Average is composed of an average of the Fund's peer group of 113 mutual funds investing in California municipal bonds as of August 31, 2000. The per formance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Industry Diversification*
--------------------------------------------------------------------------------

   [The following table was depicted as a bar graph in the printed material.]

Education                      5.5%
Escrowed to Maturity           7.7%
General Obligation             5.2%
Hospitals                     15.3%
Housing: Single-Family         2.5%
Miscellaneous                 19.4%
Pre-Refunded                   2.8%
Tax Allocation                 3.2%
Transportation                 6.5%
Utilities                      4.5%
Water & Sewer                 20.2%
Other                          7.2%


Summary of Investments by Combined Ratings
--------------------------------------------------------------------------------

                              Standard               Percentage
          Moody's             & Poor's          of Total Investments
       ---------------------------------------------------------------

            Aaa                  AAA                    65.4%

            Aa                   AA                     13.7

             A                    A                     13.9

            Baa                  BBB                     5.6

            Ba                   BB                      0.8

            NR                   NR                      0.6
                                                       -----

                                                       100.0%
                                                       =====

* As a percentage of total investments. Holdings are as of August 31, 2000 and are subject to change.


--------------------------------------------------------------------------------
8                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                              August 31, 2000
--------------------------------------------------------------------------------

      FACE
      AMOUNT       RATING(a)                          SECURITY                                                      VALUE
============================================================================================================================
Education -- 5.5%
$    2,000,000       AAA       Adelanto School District, Series B, FGIC-Insured,
                                 zero coupon due 9/1/18                                                          $   752,500
                               California Educational Facilities Authority Revenue:
     2,980,000       Aa3*        Claremont University Center, Series B, 5.000% due 3/1/24                          2,831,000
                                 Pepperdine University, Series A:
     1,775,000       A1*           5.000% due 11/1/18                                                              1,721,750
     1,500,000       A1*           5.000% due 11/1/29                                                              1,389,375
     6,125,000       Ba1*        Pooled College & University Project, Series A, 5.500% due 7/1/15                  6,063,750
                                 Southwestern University Project:
     2,635,000       A3*           6.600% due 11/1/14                                                              2,858,975
     4,505,000       A3*           6.700% due 11/1/24                                                              4,797,825
     2,500,000       A3*         University of San Diego, 6.500% due 10/1/22                                       2,668,750
       800,000       A+        California State Public Works Board, Lease Revenue, High Technology
                                 Facility, San Jose Facilities, Series A, 7.750% due 8/1/06                          898,000
    10,000,000       AAA       Fremont Unified School District, Alameda County, Series A, FGIC-Insured,
                                 4.750% due 8/1/20                                                                 9,325,000
     1,000,000       AAA       Fullerton University Foundation, Auxiliary Organization Revenue,
                                 Series A, MBIA-Insured, 5.750% due 7/1/30                                         1,032,500
     1,250,000       AAA       San Diego Community College District, Lease Revenue, MBIA-Insured,
                                 6.125% due 12/1/16                                                                1,404,688
     1,530,000       AAA       Santa Rosa High School District, FGIC-Insured, 5.900% due 5/1/14                    1,619,888
                               Standard School District COP, (Capital Improvement Project), Series A:
       320,000       A-          6.200% due 3/1/10                                                                   339,600
       340,000       A-          6.250% due 3/1/11                                                                   360,825
     4,500,000       BBB       Ukiah Unified School District COP, (Measure A Capital Projects),
                                 6.000% due 9/1/10                                                                 4,713,750
     2,600,000       AAA       Victor Valley Unified High School District, MBIA-Insured,
                                 5.750% due 11/1/17                                                                2,710,500
     2,500,000       Baa1*     Yuba City Unified School District COP, (Andors Karperos School
                                 Construction Project), 6.700% due 2/1/13                                          2,575,700
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  48,064,376
----------------------------------------------------------------------------------------------------------------------------

Electric -- 0.7%
                               Sacramento Power Authority, Cogeneration Project Revenue:
     1,800,000       BBB-        6.500% due 7/1/07                                                                 1,982,250
     1,800,000       BBB-        6.500% due 7/1/08                                                                 1,986,750
     2,200,000       BBB-        6.500% due 7/1/09                                                                 2,395,250
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   6,364,250
----------------------------------------------------------------------------------------------------------------------------

Escrowed to Maturity(b) -- 7.7%
       270,000       AAA       Contra Costa County Home Mortgage Revenue, Mortgage Backed
                                 Securities Program, GNMA-Collateralized, 7.750% due 5/1/22                          341,550
       100,000       AAA       Kern High School District, Series C, MBIA-Insured, 8.750% due 8/1/03                  112,750
       125,000       AAA       Martinez Home Mortgage Revenue Bonds, 10.750% due 2/1/16                              186,250
     3,325,000       AAA       Perris Single-Family Mortgage Revenue, Series A, Mortgage Backed
                                 Securities Program, GNMA-Collateralized, 8.300% due 6/1/13 (c)                    4,222,750
     6,000,000       AAA       Pleasanton-Suisun City HFA, Home Mortgage, Series A, MBIA-Insured,
                                 zero coupon due 10/1/16                                                           2,475,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                   9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 2000
--------------------------------------------------------------------------------

     FACE
     AMOUNT       RATING(a)                           SECURITY                                                      VALUE
============================================================================================================================
Escrowed to Maturity(b) -- 7.7% (continued)
                                 Riverside County Single-Family Mortgage Revenue, Series A,
                                   Mortgage-Backed Securities Program, GNMA-Collateralized:
$    2,620,000       AAA             8.300% due 11/1/12 (c)                                                      $ 3,327,400
     1,000,000       AAA             7.800% due 5/1/21 (c)                                                         1,278,750
                                 San Joaquin Hills California Transportation Corridor Agency
                                   Toll Road Revenue:
     5,000,000       AAA             Zero coupon due 1/1/14                                                        2,512,500
    60,000,000       AAA             Zero coupon due 1/1/16                                                       26,550,000
    17,500,000       AAA             Zero coupon due 1/1/17                                                        7,284,375
    25,000,000       AAA             Zero coupon due 1/1/18                                                        9,781,250
    20,000,000       AAA             Zero coupon due 1/1/19                                                        7,325,000
       775,000       AAA         Santa Rosa Hospital Revenue, (Santa Rosa Hospital Memorial Project),
                                   10.300% due 3/1/11                                                              1,022,031
     1,250,000       BBB         Sequoia Hospital District Revenue, 5.375% due 8/15/23                             1,212,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  67,632,106
----------------------------------------------------------------------------------------------------------------------------

General Obligation -- 5.2%
                                 California State GO:
     5,000,000       AAA           4.750% due 2/1/29                                                               4,481,250
                                   Veterans Series:
       455,000       AA-             Series AL, 9.700% due 4/1/02                                                    493,675
       725,000       AA-             Series AM, 9.000% due 10/1/02                                                   795,687
                                     Series AT:
     4,000,000       AA-               9.700% due 2/1/01                                                           4,090,600
     1,000,000       AA-               9.500% due 2/1/10                                                           1,378,750
     2,000,000       AA-             Series AU, 8.400% due 10/1/06                                                 2,372,500
     4,720,000       AAA         Pasadena Unified School District, Series A, FGIC-Insured,
                                   5.000% due 5/1/20                                                               4,566,600
     1,000,000       Aa1*        San Diego Public Safety Communication Project, 6.650% due 7/15/11                 1,190,000
                                 Santa Margarita/Dana Point Authority Revenue GO:
    20,000,000       AAA           Series A, AMBAC-Insured, 5.125% due 8/1/18                                     19,950,000
     1,500,000       AAA           Water Improvement Districts 3, 3A, 4 & 4A, Series B, MBIA-Insured,
                                     7.250% due 8/1/14                                                             1,876,875
     4,000,000       AAA         Tahoe Truckee Unified School District Improvement, District No. 1,
                                   Series A, FGIC-Insured, 5.750% due 8/1/20                                       4,160,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  45,355,937
----------------------------------------------------------------------------------------------------------------------------

Hospitals -- 15.3%
     1,500,000       A+          ABAG Finance Authority for Nonprofit Corp. COP, (Rehabilitation Mental
                                   Health Services Inc. Project), California Mortgage Insured,
                                   6.550% due 6/1/22                                                               1,556,250
                                 California Health Facilities Financing Authority Revenue:
                                   AMBAC-Insured:
     2,500,000       AAA             Catholic Health Facilities, 5.750% due 7/1/15                                 2,621,875
     5,620,000       AAA             Catholic Healthcare West, Series E, 5.250% due 7/1/16                         5,676,200
    10,000,000       A2*           Cedars-Sinai Medical Center, Series A, 6.125% due 12/1/30                      10,150,000
                                   Industrial Health Facilities:
       705,000       AA-             Casa de las Campanas, Series A, 5.500% due 8/1/12                               732,319
     2,500,000       AA-             Marshall Hospital, Series A, 5.250% due 11/1/18                               2,484,375
     1,000,000       AAA             Scripps Health, Series C, MBIA-Insured, 5.000% due 10/1/14                    1,007,500


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
10                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 2000
--------------------------------------------------------------------------------

     FACE
     AMOUNT       RATING(a)                           SECURITY                                                     VALUE
============================================================================================================================
Hospitals -- 15.3% (continued)
                                   Kaiser Permanente:
                                     Series A:
                                       Catholic Healthcare West, MBIA-Insured:
$    2,000,000       AAA                 5.000% due 7/1/17                                                      $  1,960,000
     3,000,000       AAA                 5.125% due 7/1/24                                                         2,861,250
     3,500,000       AAA               FSA-Insured, 5.000% due 6/1/18                                              3,399,375
                                     Series B:
     1,750,000       AAA               5.250% due 10/1/14                                                          1,710,625
     5,000,000       A                 5.250% due 10/1/16                                                          4,812,500
    17,500,000       A                 5.000% due 10/1/18                                                         15,903,125
     5,145,000       AAA           Stanford Health Care, Series A, 5.000% due 11/15/18                             4,997,081
                                   Sutter Health, Series A:
                                     FSA-Insured:
     1,470,000       AAA               5.125% due 8/15/17                                                          1,470,000
     1,500,000       AAA               5.250% due 8/15/27                                                          1,447,500
                                     MBIA-Insured:
     3,000,000       A                 5.000% due 8/15/18                                                          2,913,750
     2,000,000       A                 5.000% due 8/15/19                                                          1,952,500
                                 California Statewide Community Development Authority Revenue COP:
     4,515,000       AAA           Industrial Health Facilities, Unihealth, Series A, AMBAC-Insured,
                                     5.500% due 10/1/07                                                            4,876,200
    19,000,000       A             Kaiser Permanente, 5.300% due 12/1/15                                          18,525,000
     1,100,000       AA-           Solheim Lutheran Home, 6.500% due 11/1/17                                       1,167,375
                                   St. Joseph's Health System:
     4,825,000       Aa*             5.500% due 7/1/14                                                             4,861,187
     4,000,000       AA-             5.250% due 7/1/21                                                             3,790,000
     6,000,000       AA-             6.625% due 7/1/21                                                             6,645,000
                                   Sutter Health Obligated Group, MBIA-Insured:
     3,500,000       Aa*             5.500% due 8/15/09                                                            3,670,625
       500,000       AAA             6.000% due 8/15/25                                                              516,250
                                 Fresno Health Facilities Revenue, Holy Cross Health System Corp.:
     2,200,000       AA-           5.200% due 12/1/04                                                              2,233,000
     2,435,000       AA-           5.375% due 12/1/06                                                              2,489,788
     1,000,000       AAA         Modesto Health Facilities Revenue, Memorial Hospital Association,
                                   Series B, MBIA-Insured, 5.125% due 6/1/17                                         998,750
     2,000,000       A           Riverside County Asset Leasing Corp., (Riverside County Hospital Project),
                                   Series A, 6.375% due 6/1/09                                                     2,095,000
     2,750,000       A2*         San Joaquin County COP, (General Hospital Project 1993),
                                   6.250% due 9/1/13                                                               2,963,125
     8,940,000       A           Torrance Hospital Revenue Bonds, Little County of Mary Hospital,
                                   6.875% due 7/1/15                                                               9,476,400
     1,475,000       BBB-        Valley Health System COP, 6.875% due 5/15/23                                      1,449,188
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 133,413,113
----------------------------------------------------------------------------------------------------------------------------

Housing: Multi-Family -- 2.1%
     1,250,000       AAA         ABAG County, Series 96A, FNMA-Collateralized, 5.700% due 11/1/26                  1,295,312
                                 California HFA:
       305,000       Aa2*          Home Mortgage Revenue, Series F-1, 7.000% due 8/1/26 (c)                          320,631
     1,595,000       Aa2*          Series A, 6.625% due 2/1/24 (c)                                                 1,652,819
       480,000       AAA           Series C, MBIA-Insured, 7.000% due 8/1/23 (b)                                     496,800


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 2000
--------------------------------------------------------------------------------

     FACE
     AMOUNT       RATING(a)                           SECURITY                                                     VALUE
============================================================================================================================
Housing: Multi-Family -- 2.1% (continued)
$    6,000,000       AAA       California Statewide Community Development Authority COP,
                                  St. Joseph's Health System Group, Series E, FNMA-Collateralized,
                                  6.400% due 6/1/28 (c)                                                         $  6,270,000
     1,740,000       AAA       Riverside County Housing Authority, Multi-Family Housing Revenue,
                                  Brandon Place Apartments, Series B, FNMA-Collateralized,
                                  5.625% due 7/1/29 (c)                                                            1,833,525
       665,000       AAA       San Francisco City & County Redevelopment, Multi-Family
                                  Housing Revenue, 1045 Mission Apartments, Series C,
                                  GNMA-Collateralized, 5.200% due 12/20/17 (c)                                       651,700
     1,500,000       Aa1*      San Jose Multi-Family Timberwood Apartments, Series A,
                                  LOC-Wells Fargo Bank, 7.500% due 2/1/20                                          1,515,000
     1,320,000       AA        Santa Rosa Mortgage Revenue, (Village Square Apartments Project),
                                  Series A, FHA-Insured, 6.875% due 9/1/27                                         1,395,900
     2,755,000       AAA       Victorville Multi-Family Housing Revenue, Wimbledon Apartments,
                                  Series A, GNMA-Collateralized, 6.300% due 4/20/31                                2,858,313
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  18,290,000
----------------------------------------------------------------------------------------------------------------------------

Housing: Single-Family -- 2.5%
                               California HFA Revenue Bonds, Home Mortgage:
        10,000       Aa2*         10.250% due 2/1/14                                                                  10,016
                                  Capital Appreciation:
       350,000       Aa2*           Series 1983-B, zero coupon due 8/1/15                                            106,312
       310,000       Aa2*           Series 1984-B, zero coupon due 8/1/16                                             52,312
     5,225,000       Aa2*         Series E, Remarketed 10/16/96, 6.375% due 8/1/27 (c)                             5,414,406
                                  Single-Family Mortgage:
     6,100,000       AAA            Issue A-2, FHA-Insured, 6.350% due 8/1/15 (c)                                  6,412,625
     3,450,000       AAA            Series B-3, Class II, MBIA-Insured, 5.375% due 8/1/21                          3,355,125
     4,155,000       AAA       California Rural Home Mortgage Fiancing Authority, Single-Family
                                  Mortgage Revenue, Mortgage Backed Security, Series D,
                                  GNMA/FNMA-Collateralized, 6.000% due 12/1/31                                     4,248,487
       455,000       Aaa*      Los Angeles Home Mortgage Revenue Bonds, GNMA-Collateralized,
                                  (Second Mortgage Project), 8.100% due 5/1/17                                       471,494
     1,500,000       AAA       Sacramento County Single-Family Mortgage Revenue, Issue A,
                                  GNMA-Collateralized, (Escrowed to maturity with U.S.
                                  government securities), 8.125% due 7/1/16 (c)                                    1,912,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  21,983,277
----------------------------------------------------------------------------------------------------------------------------

Miscellaneous -- 19.4%
       500,000       A3*       ABAG Finance Authority Nonprofit Corp. COP, Peninsula Family, YMCA,
                                  Series A, 6.800% due 10/1/11                                                       524,350
     2,000,000       AAA       Anaheim COP, Regular Fixed Option Bonds, MBIA-Insured,
                                  6.200% due 7/16/23                                                               2,105,000
     1,025,000       Baa2*     Azusa COP, (Capital Improvements Refinancing Project),
                                  6.625% due 8/1/13                                                                1,092,906
    10,000,000       AA-       Beverly Hills Public Financing Authority, Lease Revenue,
                                  (Capital Improvement Project), Series A, 5.250% due 6/1/28                       9,775,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
12                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 2000
--------------------------------------------------------------------------------

     FACE
     AMOUNT       RATING(a)                           SECURITY                                                     VALUE
============================================================================================================================
Miscellaneous-- 19.4% (continued)
                               California Public Capital Improvements Finance Authority Revenue,
                                 (Pooled Project):
$      750,000       NR            Series A, 8.500% due 3/1/18                                                  $    760,035
       540,000       AAA           Series B, BIG-Insured, 8.100% due 3/1/18                                          544,871
                               California State Public Works Board, Lease Revenue:
     2,500,000       AAA         Department of Corrections, Series B, MBIA-Insured,
                                   5.000% due 9/1/21                                                               2,400,000
     5,000,000       AAA         Department of Health Services, Series A, 5.750% due 11/1/24                       5,137,500
     3,000,000       AAA       Contra Costa County COP, (Capital Projects), AMBAC-Insured,
                                   5.250% due 2/1/21                                                               2,973,750
     2,500,000       AAA       Corona, PFA Revenue, Superior Lien, Series A, FSA-Insured,
                                   5.000% due 9/1/20                                                               2,415,625
     3,680,000       AAA       Fontana COP, AMBAC-Insured, 5.000% due 9/1/21                                       3,532,800
                               Fresno Joint Powers Financing Authority, Local Agency Revenue, Series A:
       600,000       BBB         6.000% due 9/2/01                                                                   606,582
     1,000,000       BBB         6.200% due 9/2/03                                                                 1,023,750
     1,500,000       BBB         6.550% due 9/2/12                                                                 1,595,625
     3,000,000       AAA       Long Beach Board Finance Authority Lease Revenue, (Rainbow Harbor
                                 Refining Project), Series A, AMBAC-Insured, 5.250% due 5/1/24                     2,947,500
     3,250,000       AAA       Los Angeles County Community Facilities, District No. 3,
                                 Special Tax Refunding, Series A, FSA-Insured, 5.500% due 9/1/14                   3,412,500
                               Los Angeles County COP:
     2,000,000       NR          Special Linked SAVRS & RIBS, 6.708% due 6/1/15                                    2,067,360
     1,000,000       BBB+        Structured Yield Curve Note, 6.600% due 11/1/11                                   1,047,500
                               Los Angeles County Public Works Financing Authority Revenue:
     3,500,000       AAA         Multiple Capital Facilities Project, Series B, AMBAC-Insured,
                                   5.125% due 12/1/29                                                              3,351,250
     6,500,000       AA          Regional Park & Open Space District, Series A, 5.000% due 10/1/19                 6,329,375
     1,750,000       AAA       Marin Emergency Radio & Public Safety Revenue Authority,
                                 AMBAC-Insured, 4.750% due 8/15/18                                                 1,669,063
       735,000       AAA       Oakland Lease Revenue COP, AMBAC-Insured, 4.750% due 6/1/19                           689,981
     2,670,000       AAA       Ontario Redevelopment Finance Authority Revenue, (Project No. 1),
                                 MBIA-Insured, (Escrowed to maturity with U.S. government securities),
                                 5.800% due 8/1/23                                                                 2,710,050
       895,000       Baa1*     Pleasanton Joint Powers Financing Authority Revenue, Series A,
                                 6.150% due 9/2/12                                                                   940,869
                               Sacramento City Financing Authority Revenue, Capital Improvement,
                                 (Solid Waste & Redevelopment Project), AMBAC-Insured:
     1,600,000       AAA           5.875% due 12/1/29                                                              1,668,000
     2,000,000       Aa3*          5.625% due 6/1/30                                                               2,032,500
     4,600,000       AAA       Sacramento County COP, (Public Facilities Project), Solid Waste Facilities,
                                 MBIA-Insured, 5.250% due 12/1/16                                                  4,674,750
     2,800,000       AAA       Salida Area Public Financing Agency Community Facilities District,
                                 Special Tax No. 1988-1, FSA-Insured, 5.250% due 9/1/18                            2,821,000
     2,000,000       AAA       San Bernadino COP, (Capital Facilities Project), Series B,
                                 (Escrowed to maturity with U.S. government securities),
                                 6.875% due 8/1/24                                                                 2,415,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  13

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 2000
--------------------------------------------------------------------------------

     FACE
     AMOUNT       RATING(a)                           SECURITY                                                     VALUE
============================================================================================================================
Miscellaneous -- 19.4% (continued)
$    1,000,000       AAA       San Diego County COP, Regular Fixed Option Certificates, MBIA-Insured,
                                 6.363% due 11/18/19                                                            $  1,029,610
     5,000,000       AAA       San Diego Special Tax Facilities, Community District No. 1, MBIA-Insured,
                                 4.750% due 9/1/20                                                                 4,650,000
    25,000,000       AAA       San Francisco California State Building Authority, Lease Revenue,
                                 San Francisco Civic Center, Complex-A, AMBAC-Insured,
                                 5.250% due 12/1/21                                                               24,781,250
                               San Francisco City & County COP, San Bruno Jail No. 3, AMBAC-Insured:
    14,000,000       AAA         5.250% due 10/1/26                                                               13,720,000
     5,000,000       AAA         5.250% due 10/1/33                                                                4,850,000
       135,000       A3*       San Francisco Downtown Parking, Corporate Parking Revenue Bonds,
                                 6.250% due 4/1/04                                                                   143,775
     4,310,000       Aaa*      San Marcos Public Facilities Authority, Public Facilities Revenue,
                                 (Escrowed to maturity with U.S. government securities),
                                 zero coupon due 1/1/19                                                            1,492,338
     5,995,000       AAA       San Ramone COP, (Central Park Project), FSA-Insured,
                                 5.000% due 8/1/24                                                                 5,695,250
     2,875,000       AAA       Santa Ana Financing Authority Lease Revenue, Police Administration &
                                 Holding Facility, Series A, MBIA-Insured, 6.250% due 7/1/24                       3,259,531
     3,460,000       A+        Santa Barbara County COP, 5.700% due 3/1/11                                         3,641,650
     5,680,000       AAA       Santa Maria Redevelopment Agency, Town Center Package, FSA-Insured,
                                 5.000% due 6/1/16                                                                 5,680,000
     2,795,000       AAA       Solano County COP, (Capital Improvement Project),
                                 5.000% due 11/15/19                                                               2,711,150
                               Sonoma COP, Detention Facilities Improvement Project:
     4,200,000       A+          5.000% due 11/15/13                                                               4,236,750
     3,000,000       A+          5.000% due 11/15/17                                                               2,940,000
     2,000,000       AAA       South Orange County Public Finance Authority, Special Tax Revenue,
                                   Series A, MBIA-Insured, 7.000% due 9/1/10                                       2,405,000
                               Virgin Islands Public Finance Authority Revenue, Series A:
    10,000,000       BBB-        5.500% due 10/1/18                                                                9,512,500
     3,000,000       BBB-        Gross Receipts Taxes, Loan Note, 6.500% due 10/1/24                               3,116,250
     2,000,000       AAA       Vista Community Development, Tax Allocation Revenue,
                                 Vista Redevelopment Project Area, MBIA-Insured, 5.250% due 9/1/15                 2,030,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 169,159,546
----------------------------------------------------------------------------------------------------------------------------

Pollution Control Revenue -- 2.4%
                               California Financing Authority:
     2,500,000       AA-         Pacific Gas & Electric Co., Series B, 6.350% due 6/1/09 (c)                       2,637,500
       500,000       BBB         Resource Recovery Revenue, Waste Management Income, Series A,
                                   7.150% due 2/1/11 (c)                                                             512,500
                                 San Diego Gas & Electric, Series A:
     5,000,000       A+            5.900% due 6/1/14                                                               5,456,250
     1,500,000       AA-           6.800% due 6/1/15 (c)                                                           1,747,500
     9,900,000       A+          Southern California Edison Co., Series B, 6.400% due 12/1/24                     10,320,750
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  20,674,500
----------------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
14                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 2000
--------------------------------------------------------------------------------

     FACE
     AMOUNT       RATING(a)                           SECURITY                                                     VALUE
============================================================================================================================
Pre-Refunded(e) -- 2.8%
$    1,450,000       NR        California Health Facilities Financing Authority Revenue,
                                 St. Elizabeth Hospital, (Call 11/15/02 @ 102),
                                 6.200% due 11/15/09                                                            $  1,542,437
     2,000,000       AAA       California Public Works Board Lease Revenue, Series A,
                                 (California State University Project), (Call 10/1/02 @ 102),
                                 6.700% due 10/1/17                                                                2,145,000
     1,405,000       AAA       Contra Costa County COP, Merrithew Memorial Hospital,
                                 (Call 11/1/02 @ 102), 6.500% due 11/1/06                                          1,503,350
     1,000,000       AA        Fresno Health Facilities Revenue, Holy Cross Health System, St. Agnes,
                                 (Call 6/1/02 @ 102), 6.625% due 6/1/21                                            1,062,500
     1,000,000       NR        Inglewood Insured Hospital Revenue Bonds, Daniel Freeman Hospital Inc.,
                                 (Call 5/1/01 @ 102), 6.750% due 5/1/13                                            1,037,630
       450,000       AAA       Los Angeles Convention & Exhibition Center Authority,
                                 (Call 12/1/05 @ 100), 9.000% due 12/1/20                                            551,250
     1,950,000       Aa3*      Los Angeles Department of Water & Power, Electric Plantation Revenue,
                                 (Call 1/15/01 @ 102), 7.100% due 1/15/31                                          2,007,525
                               Mojave Water Agency, Improvement District, Morongo Basin,
                                 (Call 9/1/02 @ 102):
     1,500,000       AAA           6.600%  due 9/1/13                                                              1,601,250
     5,510,000       AAA           6.600%  due 9/1/22 (d)                                                          5,881,925
       750,000       A-        Northern California Power Agency, Public Power Revenue,
                                 (Geothermal Project No. 3), Series A, (Call 7/1/08 @ 100),
                                 5.000% due 7/1/09                                                                   785,625
       500,000       AAA       Oceanside COP, AMBAC-Insured, (Call 8/1/02 @ 102),
                                 7.300% due 8/1/21                                                                   539,375
     1,000,000       A2*       Rancho Mirage COP, Eisenhower Memorial Hospital, Joint Powers
                                 Financing Authority, (Call 3/1/02 @ 102), 7.000% due 3/1/22                       1,061,250
     2,000,000       AAA       Rancho Water District Financing Authority Revenue, Regular Fixed
                                 Option Bonds, AMBAC-Insured, (Call 9/11/01 @ 102),
                                 6.427% due 8/17/21                                                                2,086,580
     1,000,000       AAA       San Buenaventura COP, AMBAC-Insured, (Call 10/1/00 @ 102),
                                 7.500% due 10/1/20                                                                1,022,350
     1,300,000       AAA       Yolo County Flood Control & Water Conservation District COP,
                                 FGIC-Insured, (Call 7/15/03 @ 100), 7.125% due 7/15/15                            1,408,875
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  24,236,922
----------------------------------------------------------------------------------------------------------------------------

Solid Waste -- 2.0%
     2,770,000       AAA       Fresno County Finance Authority, Solid Waste Revenue Bonds,
                                 American Avenue Landfill, MBIA-Insured, 5.750% due 5/15/14                        2,936,200
                               Inland Empire Solid Waste Authority Revenue, FSA-Insured:
     5,000,000       AAA         6.250% due 8/1/11 (c)                                                             5,506,250
     2,500,000       AAA         6.000% due 8/1/16 (c)                                                             2,762,500
       470,000       BBB       Kings County Waste Management Authority, Solid Waste Revenue,
                                 7.200% due 10/1/14 (c)                                                              510,538
     1,000,000       BB        Nevada County COP, 7.500% due 6/1/21                                                1,033,920
     4,135,000       Baa2*     South Napa Waste Management Authority Revenue, (Solid Waste
                                 Transfer Facilities Project), 6.500% due 2/15/14 (c)                              4,372,763
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  17,122,171
----------------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  15

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 2000
--------------------------------------------------------------------------------

     FACE
     AMOUNT       RATING(a)                           SECURITY                                                     VALUE
============================================================================================================================
Tax Allocation -- 3.2%
$    2,000,000       AAA       Anaheim Public Finance Authority, Tax Allocation Revenue,
                                 Regular Fixed Option Bonds, MBIA-Insured, 6.450% due 12/28/18                  $  2,162,500
     1,000,000       Baa3*     Azusa Redevelopment Agency, Tax Allocation, (Merged Project Area),
                                 Series A, 6.750% due 8/1/23                                                       1,047,500
       295,000       AAA       Brea Public Finance Authority, Tax Allocation, MBIA-Insured,
                                 7.000% due 8/1/15                                                                   308,313
                               Brisbane Redevelopment Agency, Tax Allocation, (Brisbane Community
                                 Redevelopment Project):
       200,000       AA            9.400% due 5/1/05                                                                 201,584
       220,000       AA            9.400% due 5/1/06                                                                 221,707
        30,000       AAA       Concord Redevelopment Agency, Tax Allocation, Series 3, MBIA-Insured,
                                 8.000% due 7/1/18                                                                    30,383
     6,000,000       AAA       Corona Redevelopment Agency, Tax Allocation, Redevelopment
                                 (Project Area A), Series A, FGIC-Insured, 5.500% due 9/1/24                       6,037,500
     1,000,000       AAA       El Centro Redevelopment Tax Allocation, MBIA-Insured,
                                 6.375% due 11/1/17                                                                1,098,750
     3,160,000       AAA       Fontana Public Finance Authority, Tax Allocation, MBIA-Insured, Series A,
                                 5.000% due 9/1/20                                                                 3,053,350
     3,275,000       BBB+      Garden Grove Community Development Agency, Tax Allocation,
                                  (Garden Grove Community Project), 5.700% due 10/1/08                             3,406,000
     2,000,000       Baa2*     Hawthorne Community Redevelopment, Tax Allocation, (Project Area 2),
                                 6.625% due 9/1/14                                                                 2,152,500
                               Rancho Cucamonga Redevelopment, Tax Allocation,
                                 (Rancho Redevelopment Project):
     2,500,000       AAA           FSA-Insured, 5.250% due 9/1/20                                                  2,487,500
     2,445,000       AAA           MBIA-Insured, 5.250% due 9/1/16                                                 2,484,731
                               San Diego, CA Redevelopment, Tax Allocation, (Centre City Redevelopment
                                 Project), AMBAC-Insured:
     2,220,000       AAA           Series A, 4.750% due 9/1/18                                                     2,117,325
     1,000,000       AAA           Series C, 4.750% due 9/1/18                                                       953,750
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  27,763,393
----------------------------------------------------------------------------------------------------------------------------

Transportation -- 6.5%
                               Alameda Corridor Transportation Authority Revenue,
                                 Series A, MBIA-Insured:
     8,000,000       AAA           4.750% due 10/1/19                                                              7,500,000
     4,000,000       AAA           4.750% due 10/1/25                                                              3,605,000
     1,250,000       AAA       Fresno Airport Revenue, Series A, FSA-Insured, 5.250% due 7/1/30                    1,256,250
    13,420,000       AAA       Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue,
                                 Proposal A, First Tier, Series B, FSA-Insured, 4.750% due 7/1/24                 12,262,525
     2,000,000       A3*       Port of Oakland Special Facilities Revenue, Series A,
                                 6.750% due 1/1/12 (c)                                                             2,077,500
     9,000,000       AAA       Sacramento County Airport System Revenue, Series A, MBIA-Insured,
                                 5.900% due 7/1/24 (c)                                                             9,225,000
       400,000       A1*       Sacramento Regional Transportation District COP, Series A,
                                 6.400% due 3/1/03                                                                   421,000
     3,000,000       AAA       San Francisco Airport Community International Corp., Lease Revenue,
                                 FGIC-Insured, 6.500% due 5/1/19 (c)                                               3,187,500


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
16                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 2000
--------------------------------------------------------------------------------

     FACE
     AMOUNT       RATING(a)                           SECURITY                                                     VALUE
============================================================================================================================
Transportation -- 6.5% (continued)
$      170,000       AAA       San Francisco Airport Improvement Corp., Lease Revenue,
                                 (Escrowed to maturity with U.S. government securities),
                                 8.000% due 7/1/13                                                              $    205,700
    15,270,000       AAA       San Francisco Bay Area Rapid Transportation District Sales Tax,
                                  AMBAC-Insured, 5.000% due 7/1/28                                                14,372,888
                               San Jose Airport Revenue Bonds, FGIC-Insured:
       200,000       AAA         5.400% due 3/1/04 (c)                                                               207,500
     1,500,000       AAA         5.500% due 3/1/07 (c)                                                             1,565,625
     1,250,000       A2*       Santa Barbara COP, (Harbor Reference Project), 6.750% due 10/1/27                   1,309,375
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  57,195,863
----------------------------------------------------------------------------------------------------------------------------

Utilities -- 4.5%
       360,000       A-        Northern California Power Agency, Public Power Refunding,
                                 Geothermal Project No. 3, Series A, 5.000% due 7/1/09                               360,565
    12,500,000       AAA       Puerto Rico Electric Power Authority, Power Revenue, Series HH,
                                 FSA-Insured, 5.250% due 7/1/29                                                   12,171,875
     2,000,000       AAA       Redding Electric System Revenue COP, Regular Linked SAVRS & RIBS,
                                 MBIA-Insured, 6.368% due 7/8/22                                                   2,212,500
     5,000,000       AAA       Riverside Electrical Revenue, AMBAC-Insured, 5.000% due 10/1/22                     4,775,000
                               Sacramento Municipal Utility District Electric Revenue:
     4,500,000       AAA         Series D, MBIA-Insured, 5.250% due 11/15/20                                       4,477,500
     3,000,000       AAA         Series E, 5.700% due 5/15/12                                                      3,116,250
     5,425,000       AAA         Series I, MBIA-Insured,  5.700% due 1/11/15                                       5,648,781
     5,000,000       AAA       Southern California Public Power Authority, Power Project Revenue,
                                 (Mead Adelanto Project), Series A, AMBAC-Insured, 5.000% due 7/1/17               4,956,250
     1,960,000       BBB-      Trinity County Public Utility District COP, Electric District Facilities,
                                 6.750% due 4/1/23 (c)                                                             2,006,550
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  39,725,271
----------------------------------------------------------------------------------------------------------------------------

Water & Sewer -- 20.2%
       900,000       AAA       California Pollution Control Financing Authority, Solid Waste
                                 Disposal Revenue, Shell Martinez Refining, Series A,
                                 3.300% due 10/1/31                                                                  900,000
                               California State Department of Water, Central Valley Project Revenue:
                                 Series O:
     1,000,000       AA            5.000% due 12/1/22                                                                948,750
     2,235,000       AA            4.750% due 12/1/25                                                              2,019,881
     5,000,000       AA          Series S, 5.000% due 12/1/19                                                      4,881,250
    11,000,000       AA          Series U, 5.000% due 12/1/29                                                     10,243,750
                               Castaic Lake Water Revenue COP, (Water System Improvement Project),
                                 AMBAC-Insured:
     7,270,000       AAA           5.250% due 8/1/19                                                               7,297,262
     7,115,000       AAA           5.125% due 8/1/30                                                               6,803,719
     6,000,000       AAA       Clovis Sewer Revenue Refunding, MBIA-Insured, 5.200% due 8/1/28                     5,820,000
                               East Bay Municipal Utility District, FGIC-Insured:
     9,300,000       AAA         Wastewater Treatment Systems Revenue, 5.000% due 6/1/26                           8,800,125
                                 Water Systems Revenue:
     1,750,000       AAA           5.000% due 6/1/16                                                               1,750,000
     5,000,000       AAA           4.750% due 6/1/21                                                               4,600,000
     8,400,000       AAA           5.000% due 6/1/26                                                               7,948,500


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  17

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 2000
--------------------------------------------------------------------------------

     FACE
     AMOUNT       RATING(a)                           SECURITY                                                     VALUE
============================================================================================================================
Water & Sewer -- 20.2% (continued)
                               Eastern Municipal Water District COP, Water & Sewer Revenue,
                                 Series A:
                                   FGIC-Insured:
$    1,000,000       AAA             6.750% due 7/1/12                                                          $  1,203,750
     1,000,000       AAA             5.375% due 7/1/13                                                             1,035,000
    17,750,000       AAA           MBIA-Insured, 5.250% due 7/1/23                                                17,483,750
     1,900,000       AAA       El Centro Financing Authority, Water & Wastewater Revenue,
                                 Series A, AMBAC-Insured, 5.125% due 10/1/27                                       1,826,375
     2,430,000       AAA       Los Angeles Wastewater System Revenue, Series A, MBIA-Insured,
                                 5.700% due 6/1/09                                                                 2,563,650
                               Metropolitan Water District, Southern California Waterworks Revenue:
                                 Series A:
     1,000,000       AA            5.000% due 7/1/18                                                                 976,250
    13,900,000       AA            4.750% due 7/1/22                                                              12,596,875
     6,000,000       AA            5.000% due 7/1/26                                                               5,617,500
    12,430,000       AAA           MBIA-Insured, 5.000% due 7/1/30                                                11,668,663
     4,500,000       AA          Series C, 5.250% due 7/1/16                                                       4,573,125
                               Modesto Irrigation District Financing Authority Revenue COP,
                                 Capital Improvement:
     3,000,000       AAA           Series A, AMBAC-Insured, 4.750% due 7/1/26                                      2,715,000
     2,350,000       A+            Series B, 5.300% due 7/1/22                                                     2,291,250
     1,925,000       AAA       Morgan Hill COP, FSA-Insured, 5.125% due 6/1/21                                     1,876,875
     4,560,000       AAA       Pittsburg Public Finance Authority, Wastewater Revenue, Series A,
                                 FGIC-Insured, 5.375% due 6/1/22                                                   4,565,700
     6,575,000       AAA       Placer County Water Revenue COP, (Capital Improvement Projects),
                                 AMBAC-Insured, 5.500% due 7/1/29                                                  6,616,094
                               Pomona Public Financing Authority:
     2,500,000       AAA         Series AA, (Water Facilities Project), 5.000% due 5/1/29                          2,346,875
     2,855,000       AAA         Series Q, MBIA-Insured, 5.750% due 12/1/15                                        3,008,456
                               San Diego PFA Sewer Revenue, FGIC-Insured:
    28,875,000       AAA         5.000% due 5/15/20                                                               27,936,563
     3,885,000       AAA         Series B, 4.750% due 5/15/17                                                      3,739,313
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 176,654,301
----------------------------------------------------------------------------------------------------------------------------
                               TOTAL INVESTMENTS -- 100%
                               (Cost -- $823,076,899**)                                                         $873,635,026
============================================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.

(b) Bond is escrowed to maturity with U.S. government securities and is considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(c) Income from this issues is considered a preference item for purposes of calculating the alternative minimum tax.

(d) Security is partially segregated by Custodian for open purchase commitments.

(e) Bond is escrowed with U.S government securities and is considered by the Manager to be triple-A rated even if issuer had not applied for new ratings.

**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 19 and 20 for definition of ratings and certain security descriptions.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
18                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA -- Bonds rated "AAA"' have the highest rating assigned by Standard & Poor's.
       Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than in higher rated categories.

BB -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Ba", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these bonds.

Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards.
       Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in "Aaa" securities.

A   -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds rated "Baa" are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considerd as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NR  -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  19

Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO") rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
Security Descriptions (unaudited)
--------------------------------------------------------------------------------

ABAG        -- Association of Bay Area Governments
AIG         -- American International Guaranty
AMBAC       -- AMBAC Indemnity Corporation
BAN         -- Bond Anticipation Notes
BIG         -- Bond Investors Guaranty
CGIC        -- Capital Guaranty Insurance Company
CHFCLI      -- California Health Facility Construction Loan Insurance
CONNIE LEE  -- College Construction Loan Insurance Association
COP         -- Certificate of Participation
EDA         -- Economic Development Authority
ETM         -- Escrowed To Maturity
FAIRS       -- Floating Adjustable Interest Rate Securities
FGIC        -- Financial Guaranty Insurance Company
FHA         -- Federal Housing Administration
FHLMC       -- Federal Home Loan Mortgage Corporation
FNMA        -- Federal National Mortgage Association
FRTC        -- Floating Rate Trust Certificates
FSA         -- Financial Security Assurance
GIC         -- Guaranteed Investment Contract
GNMA        -- Government National Mortgage Association
GO          -- General Obligation
HDC         -- Housing Development Corporation
HFA         -- Housing Finance Authority
IDA         -- Industrial Development Agency
IDB         -- Industrial Development Board
IDR         -- Industrial Development Revenue
INFLOS      -- Inverse Floaters
ISD         -- Independent School District
LOC         -- Letter of Credit
MBIA        -- Municipal Bond Investors Assurance Corporation
MVRICS      -- Municipal Variable Rate Inverse Coupon Security
PCR         -- Pollution Control Revenue
PFA         -- Public Financing Authority
PSFG        -- Permanent School Fund Guaranty
RAN         -- Revenue Anticipation Notes
RIBS        -- Residual Interest Bonds
SAVRS       -- Select Auction Variable Rate Securities
TAN         -- Tax Anticipation Notes
TECP        -- Tax Exempt Commercial Paper
TOB         -- Tender Option Bonds
TRAN        -- Tax and Revenue Anticipation Notes
SYCC        -- Structured Yield Curve Certificate
VA          -- Veterans Administration
VRDD        -- Variable Rate Daily Demand
VRWE        -- Variable Rate Wednesday Demand


--------------------------------------------------------------------------------
20                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                  August 31, 2000
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost -- $823,076,899)                                       $ 873,635,026
     Interest receivable                                                                   11,026,612
     Receivable for securities sold                                                         1,951,900
     Receivable for Fund shares sold                                                          864,280
     Other assets                                                                              10,169
-----------------------------------------------------------------------------------------------------
     Total Assets                                                                         887,487,987
-----------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable to bank                                                                        1,595,178
     Investment advisory fees payable                                                         340,142
     Administration fees payable                                                               92,067
     Distribution fees payable                                                                 40,710
     Accrued expenses                                                                         231,449
-----------------------------------------------------------------------------------------------------
     Total Liabilities                                                                      2,299,546
-----------------------------------------------------------------------------------------------------
Total Net Assets                                                                        $ 885,188,441
=====================================================================================================
NET ASSETS:
     Par value of capital shares                                                        $      54,252
     Capital paid in excess of par value                                                  857,489,481
     Undistributed net investment income                                                      664,637
     Accumulated net realized loss from security transactions and futures contracts       (23,578,056)
     Net unrealized appreciation of investments                                            50,558,127
-----------------------------------------------------------------------------------------------------
Total Net Assets                                                                        $ 885,188,441
=====================================================================================================
Shares Outstanding:
     Class A                                                                               39,653,087
     ------------------------------------------------------------------------------------------------
     Class B                                                                               11,991,265
     ------------------------------------------------------------------------------------------------
     Class L                                                                                2,607,467
     ------------------------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                                     $       16.32
     ------------------------------------------------------------------------------------------------
     Class B *                                                                          $       16.31
     ------------------------------------------------------------------------------------------------
     Class L **                                                                         $       16.30
     ------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
     Class A (net asset value plus 4.17% of net asset value per share)                  $       17.00
     ------------------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)                  $       16.46
=====================================================================================================

 * Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 3).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  21

--------------------------------------------------------------------------------
Statement of Operations (unaudited)     For the Six Months Ended August 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                                 $ 24,762,692
------------------------------------------------------------------------------------------
EXPENSES:
     Investment advisory fees (Note 3)                                           1,303,096
     Distribution fees (Note 3)                                                  1,247,707
     Administration fees (Note 3)                                                  832,269
     Shareholder and system servicing fees                                          95,917
     Shareholder communications                                                     37,350
     Audit and legal                                                                28,229
     Registration fees                                                              25,206
     Directors' fees                                                                20,669
     Pricing service fees                                                           17,644
     Custody                                                                        17,392
     Other                                                                          10,946
------------------------------------------------------------------------------------------
     Total Expenses                                                              3,636,425
------------------------------------------------------------------------------------------
Net Investment Income                                                           21,126,267
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 4 AND 5):
     Realized Loss From:
       Security transactions (excluding short-term securities)                  (1,188,852)
       Futures contracts                                                          (288,500)
------------------------------------------------------------------------------------------
     Net Realized Loss                                                          (1,477,352)
------------------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation (Depreciation) of Investments:
       Beginning of period                                                      (7,398,348)
       End of period                                                            50,558,127
------------------------------------------------------------------------------------------
     Increase in Net Unrealized Apreciation                                     57,956,475
------------------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                                   56,479,123
------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                        $ 77,605,390
==========================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
22                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended August 31, 2000 (unaudited) and the Year Ended February 29, 2000

                                                                           August 31           February 29
============================================================================================================
OPERATIONS:
     Net investment income                                              $    21,126,267      $    46,744,665
     Net realized loss                                                       (1,477,352)         (18,604,213)
     Increase (decrease) in net unrealized appreciation                      57,956,475          (87,054,939)
------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From Operations                       77,605,390          (58,914,487)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
     Net investment income                                                  (20,586,466)         (44,975,146)
------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From
        Distributions to Shareholders                                       (20,586,466)         (44,975,146)
------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
     Net proceeds from sale of shares                                        35,908,565          147,999,352
     Net asset value of shares issued for reinvestment of dividends          11,304,163           25,037,033
     Cost of shares reacquired                                              (82,531,572)        (271,883,695)
------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Fund Share Transactions                    (35,318,844)         (98,847,310)
------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                            21,700,080         (202,736,943)
NET ASSETS:
     Beginning of period                                                    863,488,361        1,066,225,304
------------------------------------------------------------------------------------------------------------
     End of period*                                                     $   885,188,441      $   863,488,361
============================================================================================================
* Includes undistributed net investment income of:                      $       664,637      $       124,836
============================================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  23

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Smith Barney California Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices as provided by an independent pricing service; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At February 29, 2000, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this adjustment; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

3. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment advisor to the Fund. The Fund pays SSBC an advisory fee calculated at an annual rate of 0.30% of the average daily net assets. The investment advisory fee is calculated daily and paid monthly.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), formerly known as Smith Barney Private Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping


--------------------------------------------------------------------------------
24                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended August 31, 2000, the Fund paid transfer agent fees of $76,962 to CFTC.

Effective June 5, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, became the Fund's distributor replacing CFBDS, Inc. ("CFBDS"). In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group.

There are maximum initial sales charges of 4.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2000, SSB and CFBDS received sales charges of approximately $187,000 and $26,000 on sales of the Fund's Class A and L shares, respectively. In addition, CDSCs paid to SSB were approximately:

                                   Class A           Class B            Class L
================================================================================
CDSCs                             $ 13,000           $185,000           $  1,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at an annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively.

For the six months ended August 31, 2000, total Distribution Plan fees incurred were:

                                        Class A         Class B         Class L
================================================================================
Distribution Plan Fees                  $475,329        $633,166        $139,212
================================================================================

All officers and one Director of the Fund are employees of SSB.

4. Investments

During the six months ended August 31, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $117,733,843
--------------------------------------------------------------------------------
Sales                                                                155,376,316
================================================================================

At August 31, 2000, aggregate gross unrealized appreciation and depreciation of investments for Federal in come tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                      $ 55,237,268
Gross unrealized depreciation                                        (4,679,141)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 50,558,127
================================================================================

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  25

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio.

The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At August 31, 2000, the Fund did not have any open futures contracts.

6. Capital Shares

At August 31, 2000, the Fund had 500 million shares of $0.001 par value capital stock authorized. The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At August 31, 2000, total paid-in capital amounted to the following for each class:

                                  Class A            Class B          Class L
================================================================================
Total Paid-in Capital           $616,579,121      $197,335,430      $ 43,629,182
================================================================================

Transactions in shares of each class were as follows:

                                              Six Months Ended                              Year Ended
                                               August 31, 2000                           February 29, 2000
                                        -------------------------------          ----------------------------------
                                          Shares              Amount                Shares               Amount
===================================================================================================================
Class A
Shares sold                              1,653,190         $ 25,988,403            6,983,346         $ 112,760,970
Shares issued on reinvestment              532,137            8,375,791            1,158,388            18,429,385
Shares reacquired                       (3,625,531)         (56,848,714)         (12,477,687)         (197,363,379)
-------------------------------------------------------------------------------------------------------------------
Net Decrease                            (1,440,204)        $(22,484,520)          (4,335,953)        $ (66,173,024)
===================================================================================================================
Class B
Shares sold                                417,523         $  6,548,790            1,628,698         $  26,306,497
Shares issued on reinvestment              145,300            2,286,009              326,617             5,195,228
Shares reacquired                       (1,394,031)         (21,796,494)          (3,741,218)          (59,176,884)
-------------------------------------------------------------------------------------------------------------------
Net Decrease                              (831,208)        $(12,961,695)          (1,785,903)        $ (27,675,159)
===================================================================================================================
Class L
Shares sold                                214,305         $  3,371,372              551,473         $   8,931,885
Shares issued on reinvestment               40,292              633,550               85,035             1,350,873
Shares reacquired                         (174,903)          (2,720,951)            (956,885)          (15,073,569)
-------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                     79,694         $  1,283,971             (320,377)        $  (4,790,811)
===================================================================================================================
Class Y*
Shares sold                                     --         $         --                   --         $          --
Shares issued on reinvestment                  564                8,813                3,854                61,547
Shares reacquired                          (75,289)          (1,165,413)             (17,634)             (269,863)
-------------------------------------------------------------------------------------------------------------------
Net Decrease                               (74,725)        $ (1,156,600)             (13,780)        $    (208,316)
===================================================================================================================

* On May 2, 2000, Class Y shares were fully redeemed.


--------------------------------------------------------------------------------
26                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

7. Capital Loss Carryforward

At February 29, 2000, the Fund had, for Federal income tax purposes, capital loss carryforwards of approximately $13,908,000 available, subject to certain limitations, to offset future capital gains. To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offest will not be distributed.

The amount and expiration of the carryforwards are indicated below. Expiration occurs at the end of February of the year indicated:

                                                  2007                   2008
================================================================================
Carryforward Amounts                          $ 2,923,000            $10,985,000
================================================================================

8. Concentration of Credit

The Fund primarily invests in debt obligations issued by the State of California and local governments in the State of California, its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of California municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  27

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended February 28, except where noted:

Class A Shares                              2000(1)(2)     2000(2)(3)     1999(2)       1998         1997      1996(2)(4)
=========================================================================================================================
Net Asset Value, Beginning of Period          $15.28         $16.93       $16.99       $16.26       $16.31       $15.40
-------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                         0.40           0.78         0.77         0.82         0.85         0.85
  Net realized and unrealized gain (loss)       1.03          (1.67)        0.07         0.98         0.15         0.93
-------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             1.43          (0.89)        0.84         1.80         1.00         1.78
-------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                      (0.39)         (0.76)       (0.78)       (0.84)       (0.85)       (0.84)
    In excess of net investment income            --             --        (0.02)          --           --           --
    Net realized gains                            --             --        (0.10)       (0.23)       (0.20)       (0.03)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.39)         (0.76)       (0.90)       (1.07)       (1.05)       (0.87)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $16.32         $15.28       $16.93       $16.99       $16.26       $16.31
-------------------------------------------------------------------------------------------------------------------------
Total Return                                    9.47%++       (5.36)%       5.02%       11.44%        6.37%       11.93%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)          $  647         $  628       $  769       $  664       $  579       $  582
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                      0.70%+         0.70%        0.68%        0.70%        0.71%        0.76%
  Net investment income                         5.01+          4.99         4.53         4.97         5.29         5.26
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           14%            29%          13%          43%          60%          44%
=========================================================================================================================

Class B Shares                              2000(1)(2)     2000(2)(3)     1999(2)       1998         1997      1996(2)(4)
=========================================================================================================================
Net Asset Value, Beginning of Period          $15.28         $16.93       $16.98       $16.25       $16.32       $15.40
-------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                         0.35           0.70         0.68         0.74         0.76         0.75
  Net realized and unrealized gain (loss)       1.03          (1.68)        0.08         0.98         0.14         0.96
-------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             1.38          (0.98)        0.76         1.72         0.90         1.71
-------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                        (0.35)         (0.67)       (0.69)       (0.76)       (0.77)       (0.76)
  In excess of net investment income              --             --        (0.02)          --           --           --
  Net realized gains                              --             --        (0.10)       (0.23)       (0.20)       (0.03)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.35)         (0.67)       (0.81)       (0.99)       (0.97)       (0.79)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $16.31         $15.28       $16.93       $16.98       $16.25       $16.32
-------------------------------------------------------------------------------------------------------------------------
Total Return                                    9.12%++       (5.87)%       4.56%       10.88%        5.73%       11.39%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)          $  196         $  196       $  247       $  216       $  173       $  153
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                      1.21%+         1.22%        1.20%        1.21%        1.23%        1.29%
  Net investment income                         4.49+          4.47         4.02         4.45         4.75         4.71
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           14%            29%          13%          43%          60%          44%
=========================================================================================================================

(1)   For the six months ended August 31, 2000 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   For the year ended February 29, 2000.

(4)   For the year ended February 29, 1996.

++ Total return is not annualized, as it may not be representative of the total return for the year.

 +    Annualized.


--------------------------------------------------------------------------------
28                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended February 28, except where noted:

Class L Shares                              2000(1)(2)     2000(2)(3)   1999(2)(4)      1998         1997      1996(2)(5)
=========================================================================================================================
Net Asset Value, Beginning of Period          $15.26         $16.91       $16.97       $16.24       $16.31       $15.40
-------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                         0.35           0.69         0.67         0.73         0.75         0.78
  Net realized and unrealized gain (loss)       1.03          (1.68)        0.07         0.98         0.15         0.92
-------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             1.38          (0.99)        0.74         1.71         0.90         1.70
-------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                      (0.34)         (0.66)       (0.68)       (0.75)       (0.77)       (0.76)
    In excess of net investment income            --             --        (0.02)          --           --           --
    Net realized gains                            --             --        (0.10)       (0.23)       (0.20)       (0.03)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.34)         (0.66)       (0.80)       (0.98)       (0.97)       (0.79)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $16.30         $15.26       $16.91       $16.97       $16.24       $16.31
-------------------------------------------------------------------------------------------------------------------------
Total Return                                    9.17%++       (5.92)%       4.45%       10.83%        5.68%       11.30%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)          $   42         $   38       $   48       $   32       $   17       $   11
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                      1.25%+         1.28%        1.24%        1.26%        1.29%        1.39%
  Net investment income                         4.45+          4.41         3.97         4.39         4.69         4.44
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           14%            29%          13%          43%          60%          44%
=========================================================================================================================

(1)   For the six months ended August 31, 2000 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   For the year ended February 29, 2000.

(4)   On June 12, 1998, Class C shares were renamed Class L shares.

(5)   For the year ended February 29, 1996.

++ Total return is not annualized, as it may not be representative of the total return for the year.

 +    Annualized.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  29

Smith Barney California
Municipals Fund Inc.

Directors

Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose

James J. Crisona, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Joseph P. Deane
Vice President and Investment Officer

David Fare
Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Advisor and Administrator

SSB Citi Fund Management LLC

Distributor

Salomon Smith Barney Inc.

Custodian

PFPC Trust Company

Transfer Agent

Citi Fiduciary Trust Company
125 Broad Street, 11th Floor
New York, New York 10004

Sub-Transfer Agent

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699

This report is submitted for the general information of shareholders of Smith Barney California Munici pals Fund Inc., but it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after November 30, 2000, this report must be accompanied by performance information for the most recently completed calendar quarter.

SALOMON SMITH BARNEY
--------------------
      A member of citigroup[LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney, Inc.

Smith Barney California
Municipals Fund Inc.
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com/mutualfunds

FD0434 10/00